SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Share Options
Outstanding, beginning balance	2,740,020
Granted	1,166,980	879,000	1,236,146
Exercised	(398,000)
Forfeited	(152,365)
Outstanding, ending balance	3,356,635	2,740,020
Vested and expected to vest	4,821,350
Exercisable	2,408,105
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.67
Granted	0.01
Exercised	0.01
Forfeited	2.44
Outstanding, ending balance	0.10	$ 1.67
Vested and expected to vest	0.29
Exercisable	$ 0.65
Weighted Average Remaining Contractual Years
Outstanding	6 years 10 months 20 days	6 years 10 months 24 days
Vested and expected to vest	5 years 8 months 12 days
Exercisable	5 years 11 months 15 days
Outstanding, Aggregate Intrinsic Value	$ 2,994	$ 1,976
Vested and expected to vest, Aggregate Intrinsic Value	4,378
Exercisable, Aggregate Intrinsic Value	$ 2,118